SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of risks (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentrations of risks
Cash held in major financial institutions	$ 187,061		$ 410,716	$ 122,067
Revenue | Customer Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage	32.90%	43.40%	35.60%	43.10%
Revenue | Customer Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage		10.40%		10.60%
Revenue | Customer Concentration Risk | Customer C
Concentrations of risks
Concentration risk percentage	13.60%				14.10%
Revenue | Customer Concentration Risk | Customer D
Concentrations of risks
Concentration risk percentage	10.20%				11.70%
Revenue | Customer Concentration Risk | Customer E
Concentrations of risks
Concentration risk percentage					11.30%
Accounts receivable | Credit Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage	47.80%		36.90%
Accounts receivable | Credit Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage	16.90%		15.20%	10.30%
Accounts receivable | Credit Concentration Risk | Customer C
Concentrations of risks
Concentration risk percentage			12.30%
Accounts receivable | Credit Concentration Risk | Customer D
Concentrations of risks
Concentration risk percentage	11.30%			21.80%
Accounts receivable | Credit Concentration Risk | Customer E
Concentrations of risks
Concentration risk percentage				27.00%
Accounts receivable | Credit Concentration Risk | Customer F
Concentrations of risks
Concentration risk percentage				12.60%
Purchase | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage		41.50%	28.60%
Purchase | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage	22.00%	13.80%	19.10%	47.80%
Purchase | Supplier Concentration Risk | Supplier C
Concentrations of risks
Concentration risk percentage	31.70%	13.20%		12.40%
Purchase | Supplier Concentration Risk | Supplier D
Concentrations of risks
Concentration risk percentage		11.10%		11.80%	14.50%
Purchase | Supplier Concentration Risk | Supplier E
Concentrations of risks
Concentration risk percentage	10.50%				11.60%
Purchase | Supplier Concentration Risk | Supplier F
Concentrations of risks
Concentration risk percentage	18.30%				10.80%
Purchase | Supplier Concentration Risk | Supplier G
Concentrations of risks
Concentration risk percentage					39.80%
Accounts payable | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage	54.00%		33.40%
Accounts payable | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage			11.20%
Accounts payable | Supplier Concentration Risk | Supplier C
Concentrations of risks
Concentration risk percentage	13.00%			49.40%
Accounts payable | Supplier Concentration Risk | Supplier D
Concentrations of risks
Concentration risk percentage				23.80%
Accounts payable | Supplier Concentration Risk | Supplier E
Concentrations of risks
Concentration risk percentage				18.00%